UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hillman Capital Management, Inc.
            7501 Wisconsin Avenue
            Suite 1100 E
            Bethesda, MD 20814

Form 13F File Number:   028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hillman
Title:      President
Phone:      240-744-4510

Signature, Place, and Date of Signing:


     /s/ Mark A. Hillman         Bethesda, Maryland           November 15, 2010
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      46
                                                  -----------------------

Form 13F Information Table Value Total:              $  430,543 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)    (ITEM 7)              (ITEM 8)
----------------------------------------------------------------------------------------------------------------------------------
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                       -----------------       -----------------------------------
          NAME          TITLE                    FAIR      SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER         SOLE      SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C)   MGR     (A)        (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- ----- --------- ------------ ------------
3M CO COM              COMMON   88579Y101      2,027,627       23,384    X                        7,084           0        16,300
A T & T INC (NEW)      COMMON   00206R102     20,392,429      713,022    X                      193,962           0       519,060
AETNA INC NEW COM      COMMON   00817Y108     19,586,409      619,627    X                      183,143           0       436,484
ALLSTATE CORP COM      COMMON   020002101      1,955,437       61,979    X                       19,579           0        42,400
AMERICAN EXPRESS CO    COMMON   025816109      1,987,599       47,290    X                       14,582           0        32,708
AMGEN INC COM          COMMON   031162100      1,821,386       33,050    X                       10,050           0        23,000
APOLLO GROUP INC CL A  COMMON   037604105      2,025,193       39,439    X                       12,014           0        27,425
APPLE COMPUTER INC     COMMON   037833100     19,882,930       70,072    X                       21,128           0        48,944
BANK OF AMERICA CORPO  COMMON   060505104     17,745,960    1,354,395    X                      412,019           0       942,376
BEST BUY INC COM       COMMON   086516101      2,086,372       51,099    X                       15,474           0        35,625
BOEING CO COM          COMMON   097023105     19,079,680      286,740    X                       92,230           0       194,510
CAMPBELL SOUP CO COM   COMMON   134429109      1,943,585       54,366    X                       16,466           0        37,900
CISCO SYS INC COM      COMMON   17275R102      1,738,006       79,361    X                       24,061           0        55,300
CLOROX CO COM          COMMON   189054109      2,037,315       30,517    X                        9,292           0        21,225
CORNING INC COM        COMMON   219350105     18,807,725    1,028,869    X                      301,344           0       727,525
DISNEY WALT PRODTNS    COMMON   254687106      2,001,855       60,479    X                       18,079           0        42,400
DU PONT E I DE NEMOUR  COMMON   263534109     21,936,308      491,625    X                      149,425           0       342,200
EXXON MOBIL CORP COM   COMMON   30231G102     17,802,688      288,116    X                       81,305           0       206,811
GENERAL ELEC CO        COMMON   369604103     18,455,076    1,135,697    X                      383,552           0       752,145
GOLDMAN SACHS GROUP I  COMMON   38141G104     17,637,459      121,991    X                       36,747           0        85,244
GOODRICH CORP COM      COMMON   382388106     20,203,642      274,022    X                       91,170           0       182,852
GOOGLE INC CL A        COMMON   38259P508      1,853,410        3,525    X                        1,160           0         2,365
HARLEY DAVIDSON INC C  COMMON   412822108      1,857,786       65,323    X                       21,423           0        43,900
HEINZ H J CO COM       COMMON   423074103      2,015,641       42,551    X                       12,351           0        30,200
HEWLETT PACKARD CO CO  COMMON   428236103     17,190,063      408,606    X                      126,642           0       281,964
HONEYWELL INTL INC CO  COMMON   438516106      2,014,341       45,843    X                       14,143           0        31,700
I B M                  COMMON   459200101      1,944,225       14,494    X                        4,494           0        10,000
INGERSOLL-RAND PLC     COMMON   G47791101     19,146,809      536,175    X                      166,645           0       369,530
INTEL CORP COM         COMMON   458140100      1,762,464       91,795    X                       26,670           0        65,125
INVESCO VAN KAMPEN MU  COMMON   46131J103        179,491       12,456    X                       12,456           0             0
JOHNSON & JOHNSON      COMMON   478160104      1,846,470       29,801    X                        9,301           0        20,500
JP MORGAN CHASE & CO   COMMON   46625H100     17,890,522      470,061    X                      152,143           0       317,918
LABORATORY CORP AMER   COMMON   50540R409      1,976,514       25,201    X                        7,601           0        17,600
MERCK & COMPANY        COMMON   58933Y105      1,979,899       53,787    X                       18,487           0        35,300
MICROSOFT              COMMON   594918104     16,713,568      682,465    X                      212,380           0       470,085
NUCOR CORP COM         COMMON   670346105      1,866,185       48,853    X                       14,253           0        34,600
ORACLE SYS CORP        COMMON   68389X105      2,023,523       75,364    X                       22,664           0        52,700
PFIZER INC             COMMON   717081103     19,531,047    1,137,510    X                      307,535           0       829,975
RAYTHEON CO COM NEW    COMMON   755111507      1,638,566       35,847    X                       11,347           0        24,500
STARBUCKS CORP COM     COMMON   855244109     20,319,455      795,282    X                      258,830           0       536,452
TEXAS INSTRS INC COM   COMMON   882508104      2,112,740       77,846    X                       23,246           0        54,600
TRANSOCEAN LTD ZUG NA  COMMON   H8817H100     20,328,627      316,202    X                       96,176           0       220,026
VERIZON COMMUNICATION  COMMON   92343V104     19,582,516      600,875    X                      167,665           0       433,210
WAL MART STORES INC    COMMON   931142103      1,860,409       34,761    X                       10,361           0        24,400
WESTERN UN CO COM      COMMON   959802109     20,004,949    1,132,142    X                      345,151           0       786,991
YAHOO INC COM          COMMON   984332106      1,749,598      123,472    X                       39,572           0        83,900